NON-CONTROLLING INTERESTS - Rollforward of Participating Non-controlling Interests (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of subsidiaries [line items]
Beginning balance			$ 10,951
Disposal		$ 0	(388)	$ 0
Other	$ (12)	(23)	11	(14)
Ending balance	11,110		11,110
Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Beginning balance			10,680
Net income (loss)	68	90	211	180
Other comprehensive income (loss)			523
Capital contributions			103
Disposal			(388)
Dividends declared			(317)
Other	(9)	$ (17)	9	$ (17)
Ending balance	10,821		10,821
Participating non-controlling interests – in operating subsidiaries | Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Beginning balance			477
Net income (loss)			30
Other comprehensive income (loss)			(30)
Capital contributions			0
Disposal			(388)
Dividends declared			(21)
Other			27
Ending balance	95		$ 95
Participating non-controlling interests – in operating subsidiaries | Brookfield Americas Infrastructure Fund | Minimum
Disclosure of subsidiaries [line items]
Interests held by third parties			75.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Americas Infrastructure Fund | Maximum
Disclosure of subsidiaries [line items]
Interests held by third parties			78.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Beginning balance			$ 2,615
Net income (loss)			44
Other comprehensive income (loss)			50
Capital contributions			0
Disposal			0
Dividends declared			(44)
Other			2
Ending balance	2,667		$ 2,667
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund II | Minimum
Disclosure of subsidiaries [line items]
Interests held by third parties			43.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund II | Maximum
Disclosure of subsidiaries [line items]
Interests held by third parties			60.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Beginning balance			$ 3,061
Net income (loss)			58
Other comprehensive income (loss)			155
Capital contributions			0
Disposal			0
Dividends declared			(94)
Other			(22)
Ending balance	3,158		$ 3,158
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund III | Minimum
Disclosure of subsidiaries [line items]
Interests held by third parties			23.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund III | Maximum
Disclosure of subsidiaries [line items]
Interests held by third parties			71.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Beginning balance			$ 707
Net income (loss)			(10)
Other comprehensive income (loss)			60
Capital contributions			57
Disposal			0
Dividends declared			(5)
Other			3
Ending balance	812		$ 812
Interests held by third parties			75.00%
Participating non-controlling interests – in operating subsidiaries | Isagen Institutional partners
Disclosure of subsidiaries [line items]
Beginning balance			$ 2,159
Net income (loss)			63
Other comprehensive income (loss)			308
Capital contributions			0
Disposal			0
Dividends declared			(86)
Other			0
Ending balance	2,444		$ 2,444
Interests held by third parties			53.00%
Participating non-controlling interests – in operating subsidiaries | Isagen public non-controlling interests
Disclosure of subsidiaries [line items]
Beginning balance			$ 13
Net income (loss)			0
Other comprehensive income (loss)			2
Capital contributions			0
Disposal			0
Dividends declared			(1)
Other			1
Ending balance	15		$ 15
Interests held by third parties			0.30%
Participating non-controlling interests – in operating subsidiaries | The Catalyst Group
Disclosure of subsidiaries [line items]
Beginning balance			$ 115
Net income (loss)			9
Other comprehensive income (loss)			0
Capital contributions			0
Disposal			0
Dividends declared			(3)
Other			0
Ending balance	121		$ 121
Interests held by third parties			25.00%
Participating non-controlling interests – in operating subsidiaries | TerraForm Power
Disclosure of subsidiaries [line items]
Beginning balance			$ 832
Net income (loss)			15
Other comprehensive income (loss)			8
Capital contributions			0
Disposal			0
Dividends declared			(37)
Other			(4)
Ending balance	814		$ 814
Interests held by third parties			33.00%
Participating non-controlling interests – in operating subsidiaries | Other
Disclosure of subsidiaries [line items]
Beginning balance			$ 701
Net income (loss)			2
Other comprehensive income (loss)			(30)
Capital contributions			46
Disposal			0
Dividends declared			(26)
Other			2
Ending balance	$ 695		$ 695
Participating non-controlling interests – in operating subsidiaries | Other | Minimum
Disclosure of subsidiaries [line items]
Interests held by third parties			0.30%
Participating non-controlling interests – in operating subsidiaries | Other | Maximum
Disclosure of subsidiaries [line items]
Interests held by third parties			80.00%